Accounts Receivable (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 33,184	$ 94,166
Additional reserve through bad debt expense	53,535
Bad debt write-off		(60,982)
Ending balance	$ 86,719	$ 33,184